Inventories - Components of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventory Net [Abstract]
Raw materials and manufacturing supplies	$ 7.6	$ 8.0
Work in process	10.8	9.6
Finished goods	5.7	4.6
Total	$ 24.1	$ 22.2